Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manor Investment Funds Inc
Entity Central Index Key	0001003924
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Manor Fund
Shareholder Report [Line Items]
Fund Name	MANOR FUND
Class Name	Manor Fund
Trading Symbol	MNRMX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Manor Fund - MNRMX (the “Fund”) for the period January 1, 2026 to June 30 2026, as well as certain changes to the Fund.

Additional Information [Text Block]

You can find additional information about the Fund at www.manorfunds.com. You can also request this information by contacting us at 1-800-787-3334.

This report describes changes to the Fund that occurred during the reporting period.

Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Manor Fund	$70	1.25%

*Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.25%
Net Assets	$ 12,203,606
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 42,373
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$12,203,606	30	0.00%	$42,373

Holdings [Text Block]

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments. Below Sectors are categorized using Morningstar® classifications.

Largest Holdings [Text Block]

top ten holdings (% of net assets)

1.	Applied Materials, Inc.	17.45%
2.	Vertiv Holdings Co	9.25%
3.	Cummins, Inc.	5.35%
4.	AppLovin Corp.	4.50%
5.	Valero Energy Corp.	4.38%
6.	Palo Alto Networks, Inc.	4.24%
7.	Alphabet, Inc. Class A	3.90%
8.	JP Morgan Chase & Co.	3.69%
9.	Microsoft Corp.	3.32%
10.	NVIDIA Corp.	3.19%
	Total % of Net Assets	59.27%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 12, 2026, the Board appointed Bob Anastasi as Treasurer, Secretary and Chief Compliance Officer of the Trust and approved Hanover Fund Administration, LLC (“Hanover”) to provide administrator and compliance services to the Trust.

Updated Prospectus Phone Number	1-800-787-3334
Updated Prospectus Web Address	www.manorfunds.com
Growth Fund
Shareholder Report [Line Items]
Fund Name	MANOR GROWTH FUND
Class Name	Manor Growth Fund
Trading Symbol	MNRGX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Manor Growth Fund - MNRGX (the “Fund”) for the period January 1, 2026 to June 30 2026, as well as certain changes to the Fund.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at www.manorfunds.com. You can also request this information by contacting us at 1-800-787-3334.

This report describes changes to the Fund that occurred during the reporting period.

Additional Information Phone Number	1-800-787-3334
Additional Information Website	www.manorfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Manor Growth Fund	$52	0.99%

*Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 17,943,523
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 65,036
Investment Company, Portfolio Turnover	2.14%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$17,943,523	25	2.14%	$65,036

Holdings [Text Block]

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments. Below Sectors are categorized using Morningstar® classifications.

Largest Holdings [Text Block]

top ten holdings (% of net assets)

1.	Apple, Inc.	11.60%
2.	Vertiv Holdings Co.	10.52%
3.	United Rentals, Inc.	7.26%
4.	Eli Lilly & Co.	6.72%
5.	Alphabet, Inc. Class C	5.24%
6.	Alphabet, Inc. Class A	5.23%
7.	Palo Alto Networks, Inc.	5.22%
8.	Amazon.com, Inc.	5.11%
9.	AppLovin Corp.	5.02%
10.	NVIDIA Corp.	3.76%
	Total % of Net Assets	65.68%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 12, 2026, the Board appointed Bob Anastasi as Treasurer, Secretary and Chief Compliance Officer of the Trust and approved Hanover Fund Administration, LLC (“Hanover”) to provide administrator and compliance services to the Trust.

Updated Prospectus Phone Number	1-800-787-3334
Updated Prospectus Web Address	www.manorfunds.com
Bond Fund
Shareholder Report [Line Items]
Fund Name	MANOR BOND FUND
Class Name	Manor Bond Fund
Trading Symbol	MNRBX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Manor Bond Fund - MNRBX (the “Fund”) for the period January 1, 2026 to June 30, 2026, as well as certain changes to the Fund.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at www.manorfunds.com. You can also request this information by contacting us at 1-800-787-3334.

This report describes changes to the Fund that occurred during the reporting period.

Additional Information Phone Number	1-800-787-3334
Additional Information Website	www.manorfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Manor Bond Fund	$48	0.95%

*Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 2,639,184
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 6,585
Investment Company, Portfolio Turnover	16.72%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$2,639,184	8	16.72%	$6,585

Holdings [Text Block]

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments. Below Sectors are categorized based on asset type.

Largest Holdings [Text Block]

top holdings (% OF NET ASSETS)

1.	US Treasury Note, 4.25%, Due 11/15/2034	28.18%
2.	US Treasury Note, 4.125%, due 11/15/2032	24.44%
3.	US Treasury Note, Series C, 0.625% Due 05/15/2030	11.43%
4.	US Treasury Note, 1.75%, Due 11/15/2029	11.39%
5.	US Treasury Note, 4.125%, Due 09/30/2027	7.58%
6.	US Treasury Note, 3.875%, Due 07/15/2028	7.54%
7.	US Treasury Note, 1.50%, Due 08/15/2026	5.67%
8.	Goldman Sachs Financial Square Treasury Instruments Fund	3.23%
	Total % of Net Assets	99.46%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 12, 2026, the Board appointed Bob Anastasi as Treasurer, Secretary and Chief Compliance Officer of the Trust and approved Hanover Fund Administration, LLC (“Hanover”) to provide administrator and compliance services to the Trust.

Updated Prospectus Phone Number	1-800-787-3334
Updated Prospectus Web Address	www.manorfunds.com